Expense Example - Class I - AMG Yacktman Fund - Class I	Apr. 24, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918